Description of Business and Summary of Significant Accounting Policies - Significant Assumptions Used in Determining Underlying Fair Value of Weighted-Average Options Granted (Detail) (USD $)	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average calculated value	$ 8.45
2014 Stock Incentive Plan [Member] | Service based option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	51.30%
Risk free interest rate	1.96%
Expected dividend yield	0.00%
Expected term - in years	6 years 9 months 18 days
Weighted average calculated value	$ 8.45
2010 Stock Incentive Plan [Member] | Service based option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		48.20%	44.70%
Risk free interest rate		1.15%	0.78%
Expected dividend yield		0.00%	0.00%
Expected term - in years		6 years 6 months	4 years 10 months 24 days
Weighted average calculated value		$ 4.72	$ 2.43
2010 Stock Incentive Plan [Member] | Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		47.00%	50.00%
Risk free interest rate		1.06%	0.33%
Expected dividend yield		0.00%	0.00%
Expected term - in years		6 years 6 months	3 years
Weighted average calculated value		$ 4.16	$ 2.25